Dreyfus Index Funds, Inc. (the "Registrant")

-          Dreyfus International Stock Index Fund

-          Dreyfus S&P 500 Index Fund

-          Dreyfus Smallcap Stock Index Fund

(together, the "Funds")

Incorporated herein by reference is the definitive version of the above-referenced Funds’ prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 1, 2017 (SEC Accession No. 0000857114-17-000004).